FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	£ 472,498	£ 457,958
Loans and advances to banks	6,611	26,902	£ 25,117
Debt securities:
Government securities	34,708	48,714
Bank and building society certificates of deposit	167	142
Asset-backed securities:
Mortgage-backed securities	1,156	108
Other asset-backed securities	255	317
Debt securities:
Corporate and other debt securities	4,615	6,030
	40,901	55,311
Equity shares	1,197	1,213
Total available-for-sale financial assets	42,098	56,524
Trading and other financial assets at fair value through profit or loss	162,878	151,174
Financial assets at fair value through profit or loss, category [member]
Debt securities:
Government securities	12,187	14,904
Other public sector securities	1,527	1,325
Bank and building society certificates of deposit	222	244
Asset-backed securities:
Mortgage-backed securities	211	660
Other asset-backed securities	926	1,469
Debt securities:
Corporate and other debt securities	19,467	19,608
	34,540	38,210
Equity shares	86,084	67,691
Treasury and other bills	18	20
Total trading and other financial assets at fair value through profit or loss	120,642	105,921
Financial assets available-for-sale, category [member]
Debt securities:
Total available-for-sale financial assets	42,098	56,524
Financial Assets, Excluding Derivatives [Member]
Debt securities:
Trading and other financial assets at fair value through profit or loss	204,976	207,698
Financial Assets, Excluding Derivatives [Member] | Level 1 of fair value hierarchy [member]
Debt securities:
Trading and other financial assets at fair value through profit or loss	140,306	140,326
Financial Assets, Excluding Derivatives [Member] | Level 2 of fair value hierarchy [member]
Debt securities:
Trading and other financial assets at fair value through profit or loss	60,288	62,672
Financial Assets, Excluding Derivatives [Member] | Level 3 of fair value hierarchy [member]
Debt securities:
Trading and other financial assets at fair value through profit or loss	4,382	4,700
Financial Assets, Excluding Derivatives [Member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	29,976	30,473
Loans and advances to banks	1,614	2,606
Debt securities:
Government securities	22,020	26,732
Other public sector securities	1,527	1,325
Bank and building society certificates of deposit	222	244
Asset-backed securities:
Mortgage-backed securities	400	707
Other asset-backed securities	1,021	1,538
Debt securities:
Corporate and other debt securities	19,990	19,832
	45,180	50,378
Equity shares	86,090	67,697
Treasury and other bills	18	20
Total trading and other financial assets at fair value through profit or loss	162,878	151,174
Financial Assets, Excluding Derivatives [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Debt securities:
Government securities	20,268	24,959
Asset-backed securities:
Mortgage-backed securities	3
Other asset-backed securities	5	4
Debt securities:
Corporate and other debt securities		112
	20,276	25,075
Equity shares	84,694	66,147
Treasury and other bills	18	20
Total trading and other financial assets at fair value through profit or loss	104,988	91,242
Financial Assets, Excluding Derivatives [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets Excluding Derivatives [Line Items]
Loans and advances to customers	29,976	30,473
Loans and advances to banks	1,614	2,606
Debt securities:
Government securities	1,729	1,773
Other public sector securities	1,526	1,279
Bank and building society certificates of deposit	222	244
Asset-backed securities:
Mortgage-backed securities	348	654
Other asset-backed securities	229	1,092
Debt securities:
Corporate and other debt securities	18,542	17,968
	22,596	23,010
Equity shares	18	37
Total trading and other financial assets at fair value through profit or loss	54,204	56,126
Financial Assets, Excluding Derivatives [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Debt securities:
Government securities	23
Other public sector securities	1	46
Asset-backed securities:
Mortgage-backed securities	49	53
Other asset-backed securities	787	442
Debt securities:
Corporate and other debt securities	1,448	1,752
	2,308	2,293
Equity shares	1,378	1,513
Total trading and other financial assets at fair value through profit or loss	3,686	3,806
Financial Assets, Excluding Derivatives [Member] | Financial assets available-for-sale, category [member]
Debt securities:
Government securities	34,708	48,714
Bank and building society certificates of deposit	167	142
Asset-backed securities:
Mortgage-backed securities	1,156	108
Other asset-backed securities	255	317
Debt securities:
Corporate and other debt securities	4,615	6,030
	40,901	55,311
Equity shares	1,197	1,213
Total available-for-sale financial assets	42,098	56,524
Financial Assets, Excluding Derivatives [Member] | Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Debt securities:
Government securities	34,534	48,542
Debt securities:
Corporate and other debt securities	229	107
	34,763	48,649
Equity shares	555	435
Total available-for-sale financial assets	35,318	49,084
Financial Assets, Excluding Derivatives [Member] | Financial assets available-for-sale, category [member] | Level 2 of fair value hierarchy [member]
Debt securities:
Government securities	174	172
Bank and building society certificates of deposit	167	142
Asset-backed securities:
Mortgage-backed securities	1,156	108
Other asset-backed securities	163	184
Debt securities:
Corporate and other debt securities	4,386	5,923
	6,046	6,529
Equity shares	38	17
Total available-for-sale financial assets	6,084	6,546
Financial Assets, Excluding Derivatives [Member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Asset-backed securities:
Other asset-backed securities	92	133
Debt securities:
	92	133
Equity shares	604	761
Total available-for-sale financial assets	£ 696	£ 894